INVENTORIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory write-down		$ 36,636	$ 36,241